Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Description of Business [Abstract]
DESCRIPTION OF BUSINESS

1 - DESCRIPTION OF BUSINESS

The Company is dedicated to simplifying the journey towards creating a world in which virtually everyone and everything is intelligently connected, while bringing applications and artificial intelligence to the edge of the network. Most service providers, equipment suppliers, system integrators and even hyperscalers have adopted or advocated for similar solutions to various degrees either independently or in collaboration with the Company. However, to our knowledge, we are the first to market with patented technologies that (a) bring virtualized data center capabilities to the far edge of the network, commonly referred to as the Device Edge, where all wired and wireless devices connect to the network, (b) spawns hyperconvergence of computing, multiaccess communications and storage, (c) provides for Cloud-managed applications at the Edge (“Hybrid Edge-Cloud Computing”), and (d) enables machine learning with AI training, inferencing, and agentic AI at the edge (“Edge AI”) including AI-driven cybersecurity for heterogenous networks. Such networks have given rise through any combination of our developed devices and third-party devices, with CPUs, GPUs, TPUs, DPUs and/or NPUs, that run on the VeeaONE platform’s software stack. Our end-to-end edge-cloud platform is referred to as VeeaONETM (“VeeaONE”) platform.

Veea has developed several generations of highly integrated all-in-one devices that incorporate a Linux server, with a virtualized software environment, supporting our patented secured docker containers, together with a Wi-Fi Access Point with a mesh router, a firewall, an IoT gateway, NVMe data storage and 4G/5G modules. With an extensive patent portfolio of 123 granted patents and 32 pending patent applications that cover 26 patent families, our end-to-end Hybrid Edge-Cloud Computing platform represents a new product category that has the potential for wide scale customer adoption in large segments of consumer and enterprise markets.

VeeaONE platform’s products, applications, and services with a distributed computing architecture, offered as a Platform-as-a-Service capability, empowering companies to capitalize on the transformative potential of Edge AI, where most of the data from smartphones, tablets, laptops, cameras, sensors, and other devices is generated, with data privacy and sovereignty, reliability, low latency for real-time decisions, bandwidth efficiency, scalability, and reduced costs compared to alternatives.

VeeaHub products, about the size of a typical Wi-Fi Access Point, are offered in variety of form factors with different capabilities for indoor and outdoor coverage and are both locally- and cloud-managed. VeeaONE architecture and business model, VeeaHub and third-party devices on VeeaONE platform with Hybrid Edge-Cloud Computing and AI-enabled applications and services.

The VeeaONE platform offers an alternative to cloud computing by enabling the formation of highly secure, but easily accessible, private clouds and networks across one or multiple user(s) or enterprise location(s) across the globe. The benefits include optimal latency, lower data transport costs, data privacy, security and ownership, Edge AI, as well as “always-on” availability for mission critical applications, and contextual awareness for people, devices and things connected to the Internet.

Our products and services have been deployed across multiple countries and industries; however, we are focused on high-growth market segments such as fixed-line or 5G-based fixed wireless broadband access, and subscription-based managed Wi-Fi for unserved and underserved communities. In both cases, broadband or Internet connectivity services are offered with a variety of Edge applications and value-added services, including advanced AI-driven cybersecurity, through Mobile Network Operators, Multiple System Operators, Internet Service Providers and other types of Managed Service Providers. The industrial applications include climate smart buildings, smart farming with precision agriculture, smart warehouses and smart retail as cloud-managed converged private networks.

Gartner recognized the innovativeness and capabilities of the platform by naming the Company a Leading Smart Edge Platform in 2023 and Cool Vendor in Edge Computing in 2021. Market Reports World in its research report published in October 2023 named the Company as one of the top 10 Edge AI solution providers alongside of IBM, Microsoft, Amazon Web Services and others.

Private Veea was founded in 2014 by Allen Salmasi, our Chief Executive Officer and a pioneering wireless technology leader. Mr. Salmasi helped to drive industry transformation through his contributions to the development of CDMA/TDMA-based OmniTRACS, the largest mobile satellite messaging and position reporting system with integrated IoT solutions during the 1980s and 1990s; CDMA-based 2G/3G technologies and products at Qualcomm in 1990s; OFDMA-based 4G technologies and products at NextWave during the 2000s, and hyper-converged edge computing and communications during the 2010s; and beyond with the Company.

The Company has six wholly owned subsidiaries, VeeaSystems Inc., formerly known as Veea Inc. a Delaware corporation, (“Private Veea”), Veea Solutions Inc., a Delaware corporation, VeeaSystems Development Inc., formerly known as Veea Systems Inc., a Delaware corporation, Veea Systems Ltd., a company organized under the laws of England and Wales, VeeaSystems SAS, a French simplified joint stock company and VeeaSystems CK Inc., a Delaware corporation; and one majority owned subsidiary, VeeaSystems Mexico, S. de R.L. de C.V., a limited capital company organized under the laws of Mexico (“VeeaSystems MX”). VeeaSystems MX is 95% owned by VeeaSystems Inc., and due to local law requirements, the remaining 5% is held by the Company’s CEO. The Company is headquartered in New York City with offices in the United States, Mexico and Europe.

1 - DESCRIPTION OF BUSINESS

The Company is a provider of edge computing and communications devices (i.e., “VeeaHub®” devices), applications and services hosted on its edge Platform-as-a-Service (“ePaaS”). Veea Edge Platform ePaaS is an end-to-end platform that is both locally- and cloud-managed. VeeaHub® products are converged computing and communications (i.e., hyperconverged) indoor and outdoor devices, about the size of a Wi-Fi Access Point (AP), that provide for networking and computing solutions for AI-assisted applications and solutions at the edge where people, places, and things connect to the network.

Veea Edge Platform™ provides for highly secure connectivity, computing, and IoT solutions through full stack platform for digital transformation of industries as well as unserved or underserved communities that lack Internet connectivity and essential applications and services. It further enables the formation of highly secure, but easily accessible, private clouds and networks across one or multiple user(s) or enterprise location(s) across the globe. We have redefined and simplified edge computing and connectivity with Veea Edge Platform™, easily deployable products that fully integrate hardware, system software, technologies, and edge applications. We are demonstrating, globally, that the Veea Edge Platform™ enables our partners and customers to champion digital transformations in multiple vertical markets.

Through our innovative Veea Edge Platform, we have created a new product category that brings cloud capabilities close to the user, as an alternative to cloud computing, with benefits in optimal latency, lower data transport costs, data privacy, security and ownership, Edge AI, “always-on” availability at the edge for mission critical applications, and contextual awareness for people, devices and things connected to the Internet. The Company was recognized in 2023 by Gartner as a Leading Smart Edge Platform for the innovativeness and capabilities of our Veea Edge Platform and a Cool Vendor in Edge Computing in 2021. Veea was named in Market Reports World’s in its research report published in October 2023 as one of the top 10 Edge AI solution providers alongside of IBM, Microsoft, Amazon Web Services among others.

On September 13, 2024 Plum Acquisition Corp. I. (“Plum”), a special purpose acquisition company, Veea Inc., a Delaware corporation (“Private Veea”) consummated its previously announced Business Combination, pursuant to that certain Business Combination Agreement, dated November 27, 2023 (as amended on June 13, 2024 and September 13, 2024, the “Business Combination Agreement”), between Plum, Private Veea, and Plum Merger Sub, a Delaware corporation) (“Plum Merger Sub”). In connection with the consummation of the Business Combination (the “Closing”) (i) Plum de-registered from the Register of Companies in the Cayman Islands by way of continuation out of the Cayman Islands and into the State of Delaware, migrating to and domesticating as a Delaware corporation (the “Domestication”), and (ii) the merger (the “Merger”) of Plum Merger Sub with and into Private Veea was completed and the separate corporate existence of Plum Merger Sub ceased, with Private Veea as the surviving corporation becoming a wholly owned subsidiary of Plum. Following the Closing Plum changed its name from “Plum Acquisition Corp. I” to “Veea Inc.” (hereinafter “Veea” or “the Company” and Private Veea changed its name from “Veea Inc.” to “VeeaSystems Inc.” See Note 4 “Recapitalization” for more information.

The Company has six wholly owned subsidiaries, VeeaSystems Inc., formerly known as Veea Inc. a Delaware corporation, Veea Solutions Inc., a Delaware corporation VeeaSystems Development Inc., formerly known as Veea Systems Inc., a Delaware corporation, Veea Systems Ltd., a company organized under the laws of England and Wales, VeeaSystems SAS, a French simplified joint stock company and Veea Systems Mexico, S. de R.L. de C.V., a limited liability company organized under the General Mercantile Corporations law of Mexico (“VeeaSystems MX”). VeeaSystems MX is 95% owned by Veea Systems Inc. and, due to local law requirements, the remaining 5% is held by Veea’s CEO The Company is headquartered in New York City with offices in the United States, Mexico and Europe.